HILLVIEW INVESTMENT TRUST II
                        Hillview Alpha Fund
                 Hillview International Alpha Fund

                  Supplement dated March 6, 2002
                               to
                Prospectus dated November 1, 2001
    Supplemented on November 21, 2001 and February 11, 2002
                              and
   Statement of Additional Information dated November 1, 2001
               Supplemented on February 11, 2002

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information. It should be retained and read in conjunction with the Prospectus and Statement of Additional
Information.

	Hillview Capitol Advisors, LLC (the "Adviser") has recently relocated its office headquarters.

	As a result, all references to the Adviser's location and phone number in the Prospectus and Statement of Additional Information should be deleted and replaced with the following:

Hillview Capitol Advisors, 700 The Times Building,
Ardmore, PA 19003.  The phone number is 800/ 660-9418.


            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE
                          REFERENCE